Note 53 (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Balances Arising From Transactions With Entities Of The Group Explanatory [Table Text Block]
The balances of the main captions in the consolidated balance sheets arising from the transactions carried out by the BBVA Group with joint ventures and associates are as follows:

BALANCES ARISING FROM TRANSACTIONS OF BBVA GROUP ENTITIES WITH JOINT VENTURES AND ASSOCIATES (MILLIONS OF EUROS)

	2025	2024	2023
Assets
Loans and advances to credit institutions	38	13	5
Loans and advances to customers	632	639	791
Debt securities	4	4	4
Liabilities
Deposits from credit institutions	1	1	—
Customer deposits	109	160	134
Memorandum accounts
Financial guarantees given	100	171	177
Other commitments given	625	784	595
Loan commitments given	82	117	119

Balance of income statement arising from transactions with entities of the group [Table Text Block]
The balances of the main captions in the consolidated income statements resulting from transactions with joint ventures and associates are as follows:

BALANCES OF CONSOLIDATED INCOME STATEMENT ARISING FROM TRANSACTIONS OF BBVA GROUP ENTITIES WITH JOINT VENTURES AND ASSOCIATES (MILLIONS OF EUROS)

	2025	2024	2023
Income statement
Interest and other income	29	37	44
Interest expense	1	4	4
Fee and commission income	9	7	4
Fee and commission expense	46	55	49

Transactions with members of the board of directors and senior management balance at 31st december [Table Text Block]
The transactions entered into between BBVA or its Group companies with members of the Board of Directors and Senior Management of the Bank or their related parties were within the scope of the ordinary course of business of the Bank and were immaterial, defined as transactions the disclosure of which is not necessary to present a true and fair view of the Bank's equity, financial position and results, and were concluded on normal markets terms or on terms applicable to the rest of employees.
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

BALANCE AT 31ST DECEMBER OF EACH YEAR (THOUSANDS OF EUROS)

2025					2024				2023
	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management
Loans and credits	1,741	204	5,285	369	2,176	210	4,664	688	531	243	5,553	727
Bank guarantees	—	—	10	—	—	—	10	—	—	—	10	—
(1) Excluding executive directors.